UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22041
The 787 Fund, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: October 31
Date of reporting period: April 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Gabelli Enterprise Mergers and
Acquisitions Fund
Semi-Annual Report
April 30, 2009
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the schedule of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the financial statements and the investment portfolio as of April 30, 2009.
Comparative Results
Average Annual Returns through April 30, 2009 (a)

											Since
			Year to								Inception
	Quarter		Date		1 Year		3 Year		5 Year		(2/28/01)
Gabelli Enterprise Mergers and Acquisitions Fund Class A	6.27%		1.04%		(23.59)%		(6.76)%		(0.76)%		1.25%
	1.22	(b)	(3.76	)(b)	(27.22	)(b)	(8.26	)(b)	(1.72	)(b)	0.65 (b)
S&P 500 Index	6.50		(2.47)		(35.29)		(10.76)		(2.70)		(2.41)
Class B	6.11		0.81		(23.97)		(7.27)		(1.31)		0.69
	1.11	(c)	(4.19	)(c)	(27.77	)(c)	(8.21	)(c)	(1.71	)(c)	0.69
Class C	6.11		0.81		(23.97)		(7.28)		(1.31)		0.69
	5.11	(d)	(0.19	)(d)	(24.73	)(d)	(7.28)		(1.31)		0.69
Class Y	6.36		1.13		(23.25)		(6.35)		(0.30)		1.70
In the current prospectus, the Fund’s expense ratios are 1.86%, 2.41%, 2.41%, and 1.41% for the Class A, B, C, and Y Shares, respectively. Class Y Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 4.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from March 11, 2008. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 4.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s net asset value (“NAV”) per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

Gabelli Enterprise Mergers and Acquisitions Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from November 1, 2008 through April 30, 2009
Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	11/01/08	4/30/09	Ratio	Period*

Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class A	$1,000.00	$991.80	1.90%	$9.38
Class B	$1,000.00	$988.80	2.45%	$12.08
Class C	$1,000.00	$988.80	2.45%	$12.08
Class Y	$1,000.00	$994.30	1.45%	$7.17

Hypothetical 5% Return
Class A	$1,000.00	$1,015.37	1.90%	$9.49
Class B	$1,000.00	$1,012.65	2.45%	$12.23
Class C	$1,000.00	$1,012.65	2.45%	$12.23
Class Y	$1,000.00	$1,017.60	1.45%	$7.25

*	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of April 30, 2009:
Gabelli Enterprise Mergers and Acquisitions Fund

Consumer Discretionary	15.2%
Consumer Staples	11.9%
Industrials	9.9%
U.S. Government Obligations	9.8%
Utilities	9.7%
Telecommunication Services	9.2%
Information Technology	9.1%
Financials	8.5%
Materials	7.7%
Health Care	6.4%
Energy	1.4%
Special Purpose Entity	0.0%
Other Assets and Liabilities (Net)	1.2%

100.0%

The Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended January 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — April 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 89.0%
	CONSUMER DISCRETIONARY — 15.2%
	Auto Components — 0.8%
11,000	BERU AG	$975,642	$1,135,221
8,000	Modine Manufacturing Co.	136,476	30,560
16,000	Tenneco Inc.†	50,954	48,960

		1,163,072	1,214,741

	Diversified Consumer Services — 0.5%
2,000	Career Education Corp.†	24,848	44,080
50,000	Corinthian Colleges Inc.†	395,032	770,000

		419,880	814,080

	Hotels, Restaurants, and Leisure — 2.7%
105,000	Boyd Gaming Corp.	695,628	964,950
39,000	Churchill Downs Inc.	1,516,739	1,357,590
150,000	Dover Motorsports Inc.	721,073	238,500
60,000	Gaylord Entertainment Co.†	1,427,014	836,400
140,000	Ladbrokes plc	1,111,942	488,261
27,000	MGM Mirage†	589,512	226,260

		6,061,908	4,111,961

	Household Durables — 0.7%
3,000	Centex Corp.	28,338	32,820
1,500	Fortune Brands Inc.	37,257	58,965
28,000	Harman International Industries Inc.	1,154,084	509,320
7,000	Nobility Homes Inc.	144,887	61,250
17,000	Skyline Corp.	599,998	352,410

		1,964,564	1,014,765

	Leisure Equipment and Products — 0.0%
20,000	The Fairchild Corp., Cl. A†	54,400	500

	Media — 9.6%
80,000	Acme Communications Inc.†	361,343	20,000
1,000	Ascent Media Corp., Cl. A†	24,860	25,760
330,000	Cablevision Systems Corp., Cl. A	7,874,033	5,662,800
38,000	CBS Corp., Cl. A, Voting	860,205	272,080
130,000	Clear Channel Outdoor Holdings Inc., Cl. A†	2,418,621	499,200
90,000	Crown Media Holdings Inc., Cl. A†	646,646	278,100
14,000	Discovery Communications Inc., Cl. A†	211,547	265,860
14,000	Discovery Communications Inc., Cl. C†	147,684	245,280
5,000	DISH Network Corp., Cl. A†	145,900	66,250
80,000	Emmis Communications Corp., Cl. A†	632,427	28,000
85,000	Fisher Communications Inc.	3,701,637	1,025,100
254	Granite Broadcasting Corp.†	0	25
4,000	Interactive Data Corp.	54,960	89,920
35,000	Liberty Media Corp. — Capital, Cl. A†	417,243	409,500
135,000	Liberty Media Corp. - Entertainment, Cl. A†	2,548,105	3,287,250
485,000	LIN TV Corp., Cl. A†	8,085,652	776,000
50,000	Salem Communications Corp., Cl. A†	387,815	31,500
30,000	Shaw Communications Inc., Cl. B	397,746	462,600
55,000	Sinclair Broadcast Group Inc., Cl. A	454,565	61,050
24,000	Vivendi	626,182	650,013
62,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,029,888	340,434

		31,027,059	14,496,722

	Multiline Retail — 0.0%
4,000	Saks Inc.†	55,580	20,840

	Specialty Retail — 0.9%
90,000	Midas Inc.†	1,573,767	900,000
40,000	Pier 1 Imports Inc.†	309,103	74,800
60,000	Sally Beauty Holdings Inc.†	512,211	444,000

		2,395,081	1,418,800

	Textiles, Apparel, and Luxury Goods — 0.0%
10,000	Heelys Inc.	52,292	18,300

	TOTAL CONSUMER DISCRETIONARY	43,193,836	23,110,709

	CONSUMER STAPLES — 11.9%
	Beverages — 1.9%
140,000	Dr. Pepper Snapple Group Inc.†	5,726,319	2,899,400

	Food and Staples Retailing — 1.3%
6,000	Spartan Stores Inc.	32,820	97,620
23,000	SUPERVALU Inc.	623,923	376,050
60,000	The Great Atlantic & Pacific Tea Co. Inc.†	1,115,717	440,400
32,000	Village Super Market Inc., Cl. A	731,026	991,360

		2,503,486	1,905,430

	Food Products — 7.7%
163,000	Cadbury plc, ADR	7,714,248	4,904,670
24,000	Campbell Soup Co.	799,132	617,280
2,000	Flowers Foods Inc.	10,669	46,200
25,000	Groupe Danone, ADR	265,288	236,000
See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — April 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
	Food Products (Continued)
430,000	Sara Lee Corp.	$7,386,082	$3,577,600
34,000	The Hershey Co.	1,326,646	1,228,760
41,200	Tootsie Roll Industries Inc.	1,000,851	1,003,220

		18,502,916	11,613,730

	Personal Products — 1.0%
70,000	Alberto-Culver Co.	2,240,379	1,560,300

	TOTAL CONSUMER STAPLES	28,973,100	17,978,860

	INDUSTRIALS — 9.9%
	Aerospace and Defense — 2.1%
301,800	Herley Industries Inc.†	4,582,028	3,120,612
4,000	Safran SA	74,516	48,076

		4,656,544	3,168,688

	Building Products — 1.8%
314,643	Griffon Corp.†	3,917,726	2,727,955

	Commercial Services and Supplies — 0.8%
55,000	Republic Services Inc.	1,108,930	1,155,000
5,000	Rollins Inc.	22,545	90,000

		1,131,475	1,245,000

	Electrical Equipment — 0.7%
30,000	Belden Inc.	533,641	483,600
200	REpower Systems AG†	28,764	22,080
75,800	SL Industries Inc.†	979,756	572,290

		1,542,161	1,077,970

	Industrial Conglomerates — 0.5%
28,000	Tyco International Ltd.	106,462	665,280

	Machinery — 2.3%
59,700	Baldwin Technology Co. Inc., Cl. A†	174,462	69,849
5,000	CIRCOR International Inc.	68,463	128,650
25,000	Crane Co.	754,259	577,250
59,000	Navistar International Corp.†	1,444,765	2,230,200
35,000	Tennant Co.	754,983	520,450

		3,196,932	3,526,399

	Trading Companies and Distributors — 1.7%
32,000	GATX Corp.	1,098,826	963,520
94,000	Kaman Corp.	1,848,110	1,589,540

		2,946,936	2,553,060

	TOTAL INDUSTRIALS	17,498,236	14,964,352

	UTILITIES — 9.7%
	Electric Utilities — 4.8%
36,000	DPL Inc.	847,201	807,480
100,000	Endesa SA	4,484,181	2,165,917
280,000	Great Plains Energy Inc.	7,336,000	4,051,600
15,000	Northeast Utilities	250,005	315,300

		12,917,387	7,340,297

	Gas Utilities — 0.3%
21,600	Southwest Gas Corp.	505,695	436,536

	Independent Power Producers and Energy Traders — 0.9%
2,032	Mirant Corp.†	6,369	25,867
70,000	NRG Energy Inc.†	1,697,399	1,258,600

		1,703,768	1,284,467

	Multi-Utilities — 3.7%
20,000	CH Energy Group Inc.	859,039	888,800
57,273	GDF Suez, Strips (a)	702	76
1,000	Integrys Energy Group Inc.	47,214	26,410
200,000	NorthWestern Corp.	6,285,818	4,184,000
16,000	NSTAR	420,902	502,560

		7,613,675	5,601,846

	TOTAL UTILITIES	22,740,525	14,663,146

	TELECOMMUNICATION SERVICES — 9.2%
	Diversified Telecommunications Services — 2.1%
400,000	Asia Satellite Telecommunications Holdings Ltd.	879,991	456,771
419,300	Cincinnati Bell Inc.†	2,022,260	1,169,847
40,000	D&E Communications Inc.	385,627	224,000
185,000	Portugal Telecom SGPS SA	2,245,488	1,422,136

		5,533,366	3,272,754

	Wireless Telecommunications Services — 7.1%
440,600	Centennial Communications Corp.†	3,583,074	3,643,762
17,000	Millicom International Cellular SA	1,073,540	823,820
10,000	Rogers Communications Inc., Cl. B	30,101	245,800
600,000	Sprint Nextel Corp.†	6,460,063	2,616,000
100,000	United States Cellular Corp.†	4,746,006	3,400,000

		15,892,784	10,729,382

	TOTAL TELECOMMUNICATION SERVICES	21,426,150	14,002,136

	INFORMATION TECHNOLOGY — 9.1%
	Communications Equipment — 0.1%
8,000	Emulex Corp.†	76,359	83,760

	Computers and Peripherals — 4.3%
90,000	Diebold Inc.	3,448,703	2,378,700
70,000	Intermec Inc.†	1,546,546	845,600
See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — April 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
	Computers and Peripherals (Continued)
11,000	SanDisk Corp.†	$131,634	$172,920
350,200	Sun Microsystems Inc.†	3,221,297	3,207,832

		8,348,180	6,605,052

	Electrical Equipment and Instruments — 0.9%
23,000	Park Electrochemical Corp.	627,022	473,800
52,000	Tyco Electronics Ltd.	2,700,512	906,880

		3,327,534	1,380,680

	Internet Software and Services — 2.8%
12,000	IAC/InterActiveCorp.†	329,733	192,240
280,000	Yahoo! Inc.†	7,867,683	4,001,200

		8,197,416	4,193,440

	IT Services — 0.0%
1,500	Affiliated Computer Services Inc., Cl. A†	63,455	72,570

	Semiconductors and Semiconductor Equipment — 0.1%
6,000	International Rectifier Corp.†	102,758	101,280
36,000	MoSys Inc.†	179,503	50,400

		282,261	151,680

	Software — 0.9%
10,000	Borland Software Corp.†	60,493	7,600
30,000	FalconStor Software Inc.†	218,214	111,000
2,830	GSE Systems Inc.†	3,255	14,207
3,000	i2 Technologies Inc.†	31,570	26,760
4,000	Mentor Graphics Corp.†	52,239	26,880
125,000	Take-Two Interactive Software Inc.	2,690,560	1,135,000

		3,056,331	1,321,447

	TOTAL INFORMATION TECHNOLOGY	23,351,536	13,808,629

	FINANCIALS — 8.5%
	Capital Markets — 2.9%
68,000	BKF Capital Group Inc.	460,384	71,400
9,000	Deutsche Bank AG	476,473	471,870
275,000	SWS Group Inc.	4,148,288	3,517,250
16,000	The Bank of New York Mellon Corp.	364,399	407,680

		5,449,544	4,468,200

	Commercial Banks — 1.7%
85,000	Banco Santander SA, ADR	676,600	777,750
46,000	PNC Financial Services Group Inc.	2,797,466	1,826,200

		3,474,066	2,603,950

	Consumer Finance — 1.1%
10,000	American Express Co.	416,882	252,200
305,000	SLM Corp.†	7,640,457	1,473,150

		8,057,339	1,725,350

	Insurance — 1.3%
3,000	Argo Group International Holdings Ltd.†	80,520	83,970
85,000	CNA Surety Corp.†	1,295,154	1,636,250
6,420	Willis Group Holdings Ltd.	185,410	176,614

		1,561,084	1,896,834

	Thrift and Mortgage Finance — 1.5%
60,000	Flushing Financial Corp.	1,073,827	552,600
48,000	New York Community Bancorp Inc.	883,410	542,880
90,000	NewAlliance Bancshares Inc.	1,287,106	1,161,900
800	Tree.com Inc.†	7,016	5,136

		3,251,359	2,262,516

	TOTAL FINANCIALS	21,793,392	12,956,850

	MATERIALS — 7.7%
	Chemicals — 1.7%
2,000	CF Industries Holdings Inc.	137,742	144,100
95,000	Ferro Corp.	1,452,409	263,150
90,000	NOVA Chemicals Corp.	521,800	519,300
72,000	Sensient Technologies Corp.	1,537,342	1,683,360

		3,649,293	2,609,910

	Containers and Packaging — 3.5%
10,500	Greif Inc., Cl. B	559,309	443,625
490,000	Myers Industries Inc.	10,625,092	4,914,700

		11,184,401	5,358,325

	Metals and Mining — 2.5%
210,000	Alcoa Inc.	6,162,204	1,904,700
53,000	Barrick Gold Corp.	1,582,580	1,542,300
200	Eramet	22,946	43,613
20,000	Gold Fields Ltd., ADR	253,297	208,000
3,500	Lonmin plc	57,655	74,508
294	Teck Cominco Ltd., Cl. B	21,906	3,099

		8,100,588	3,776,220

	TOTAL MATERIALS	22,934,282	11,744,455

	HEALTH CARE — 6.4%
	Biotechnology — 0.4%
11,000	Biogen Idec Inc.†	607,290	531,740
40,000	Indevus Pharmeceuticals Inc., Escrow† (b)	0	44,000

		607,290	575,740

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — April 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
	Health Care Equipment and Supplies — 1.2%
90,000	ArthroCare Corp.†	$2,917,039	$724,500
18,000	CONMED Corp.†	358,744	239,760
15,000	Exactech Inc.†	202,426	198,750
5,000	Kensey Nash Corp.†	118,549	104,700
10,000	Orthofix International NV†	167,708	170,500
13,000	Osteotech Inc.†	61,770	49,660
93,000	RTI Biologics Inc.†	750,883	329,220
2,000	Young Innovations Inc.	56,248	31,000

		4,633,367	1,848,090

	Health Care Providers and Services — 0.0%
1,000	Chemed Corp.	30,478	42,330

	Health Care Technology — 0.5%
118,000	AMICAS Inc.†	373,286	254,880
35,000	IMS Health Inc.	793,784	439,600

		1,167,070	694,480

	Pharmaceuticals — 4.3%
32,000	Allergan Inc.	1,838,256	1,493,120
15,000	Bristol-Myers Squibb Co.	333,850	288,000
97,500	Schering-Plough Corp.	1,950,431	2,244,450
8,000	UCB SA	265,813	228,526
55,000	Wyeth	2,413,232	2,332,000

		6,801,582	6,586,096

	TOTAL HEALTH CARE	13,239,787	9,746,736

	ENERGY — 1.4%
	Energy Equipment and Services — 0.4%
3,000	Rowan Companies Inc.	67,360	46,830
55,000	RPC Inc.	532,866	588,500

		600,226	635,330

	Oil, Gas, and Consumable Fuels — 1.0%
11,000	Alpha Natural Resources Inc.†	209,941	225,280
20,000	Anadarko Petroleum Corp.	886,516	861,200
5,000	Devon Energy Corp.	322,045	259,250
150,000	WesternZagros Resources Ltd.†	440,446	99,305

		1,858,948	1,445,035

	TOTAL ENERGY	2,459,174	2,080,365

	TOTAL COMMON STOCKS	217,610,018	135,056,238

	RIGHTS — 0.0%
	SPECIAL PURPOSE ENTITY — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	0	2,100

	WARRANTS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
	Media — 0.0%
636	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	0	6
636	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	0	6

		0	12

	TOTAL CONSUMER DISCRETIONARY	0	12

	UTILITIES — 0.0%
	Independent Power Producers and Energy Traders — 0.0%
6,526	Mirant Corp., Ser. A, expire 01/03/11†	8,798	6,853

	TOTAL WARRANTS	8,798	6,865

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.8%
$14,857,000	U.S. Treasury Bills, 0.051% to 0.190%††, 05/14/09 to 07/23/09	14,854,335	14,854,731

	TOTAL INVESTMENTS — 98.8%	$232,473,151	149,919,934

	Other Assets and Liabilities (Net) — 1.2%		1,739,107

	NET ASSETS — 100.0%		$151,659,041

(a)	Illiquid security.

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At April 30, 2009, the market value of the fair valued security amounted to $44,000 or 0.03% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right
See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $232,473,151)	$149,919,934
Cash	3,853
Receivable for investments sold	3,192,879
Receivable for Fund shares sold	551,769
Dividends and interest receivable	329,566
Prepaid expenses	47,671

Total Assets	154,045,672

Liabilities:
Payable for Fund shares redeemed	1,157,032
Payable for investments purchased	355,252
Payable for investment advisory fees	102,920
Payable for distribution fees	76,105
Payable for shareholder services fees	571,801
Other accrued expenses	123,521

Total Liabilities	2,386,631

Net Assets applicable to 19,728,474 shares outstanding	$151,659,041

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$263,330,962
Accumulated net investment income	1,048,748
Accumulated net realized loss on investments and foreign currency transactions	(30,165,281)
Net unrealized depreciation on investments	(82,553,217)
Net unrealized depreciation on foreign currency translations	(2,171)

Net Assets	$151,659,041

Shares of Capital Stock:
Class A:
Net Asset Value and redemption price per share ($65,448,917 ÷ 8,391,392 shares outstanding; 200,000,000 shares authorized)	$7.80

Maximum offering price per share (NAV ÷ .9525, based on maximum sales charge of 4.75% of the offering price)	$8.19

Class B:
Net Asset Value and offering price per share ($17,982,404 ÷ 2,406,876 shares outstanding; 100,000,000 shares authorized)	$7.47 (a)

Class C:
Net Asset Value and offering price per share ($46,685,702 ÷ 6,248,406 shares outstanding; 100,000,000 shares authorized)	$7.47 (a)

Class Y:
Net Asset Value, offering, and redemption price per share ($21,542,018 ÷ 2,681,800 shares outstanding; 100,000,000 shares authorized)	$8.03

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $135,455)	$2,749,579
Interest	14,332

Total Investment Income	2,763,911

Expenses:
Investment advisory fees	775,143
Distribution fees — Class A	170,436
Distribution fees — Class B	94,089
Distribution fees — Class C	246,071
Shareholder services fees	401,068
Legal and audit fees	70,772
Shareholder communications expenses	50,991
Registration expenses	26,455
Custodian fees	23,164
Directors’ fees	18,408
Interest expense	2,479
Miscellaneous expenses	15,139

Total Expenses	1,894,215

Less:
Fees waived and expenses reimbursed by Adviser (see note 3)	(176,822)
Advisory fee reduction on unsupervised assets	(2,096)
Custodian fee credits	(129)

Total Waivers, Reimbursements, and Credits	(179,047)

Net Expenses	1,715,168

Net Investment Income	1,048,743

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(29,019,108)
Net realized gain on foreign currency transactions	192

Net realized loss on investments and foreign currency transactions	(29,018,916)

Net change in unrealized appreciation/depreciation on investments	19,314,344
Net change in unrealized appreciation/depreciation on foreign currency translations	7,108

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	19,321,452

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(9,697,464)

Net Decrease in Net Assets Resulting from Operations	$(8,648,721)

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Statement of Changes in Net Assets

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Operations:
Net investment income	$1,048,743	$158,420
Net realized gain/(loss) on investments and foreign currency transactions	(29,018,916)	17,268,816
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	19,321,452	(149,311,539)

Net Decrease in Net Assets Resulting from Operations	(8,648,721)	(131,884,303)

Distributions to Shareholders:
Net realized gain
Class A	(7,326,009)	(23,713,275)
Class B	(1,901,112)	(3,234,260)
Class C	(4,942,792)	(11,562,121)
Class Y	(2,055,347)	(6,992,826)

Total Distributions to Shareholders	(16,225,260)	(45,502,482)

Capital Share Transactions:
Class A	(33,230,992)	(198,410,301)
Class B	(2,145,244)	(11,720,592)
Class C	(8,583,714)	(68,152,170)
Class Y	(4,411,972)	(53,091,360)

Net Decrease in Net Assets from Capital Share Transactions	(48,371,922)	(331,374,423)

Redemption Fees	4,412	11,432

Net Decrease in Net Assets	(73,241,491)	(508,749,776)

Net Assets:
Beginning of period	224,900,532	733,650,308

End of period (including undistributed net investment income of $1,048,748 and $5, respectively)	$151,659,041	$224,900,532

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income											Ratios to Average Net Assets/
		from Investment Operations			Distributions								Supplemental Data
			Net Realized							Net					Operating		Operating
	Net Asset	Net	and	Total		Net				Asset		Net Assets,	Net		Expenses Net		Expenses Before
	Value,	Investment	Unrealized	from	Net	Realized				Value,		End of	Investment		of Waivers/		Waivers/		Portfolio
Period Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Income		Reimburse-		Reimburse-		Turnover
October 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)(b)		ments(c)		ments		Rate
Class A
2009(d)	$8.66	$0.05	$(0.17)	$(0.12)	—	$(0.74)	$(0.74)	$0.00	(e)	$7.80	(0.82)%	$65,449	1.38	%(f)	1.90	%(f)(g)(h)	2.12	%(f)	34%
2008	13.17	0.02	(3.64)	(3.62)	—	(0.89)	(0.89)	0.00	(e)	8.66	(29.16)	111,249	0.16		1.86	(g)(h)	1.86		130
2007	12.75	0.09	1.18	1.27	$(0.26)	(0.59)	(0.85)	0.00	(e)	13.17	10.52	401,709	0.68		1.70		1.70		216
2006	11.62	0.23	1.43	1.66	(0.11)	(0.42)	(0.53)	0.00	(e)	12.75	14.73	289,464	1.84		1.66		1.66		227
2005	11.26	0.05	0.70	0.75	—	(0.39)	(0.39)	0.00	(e)	11.62	6.77	186,769	0.42		1.71		1.71		183
2004(i)	11.05	(0.03)	0.24	0.21	—	—	—	0.00	(e)	11.26	1.90	120,465	(0.33	)(f)	1.74	(f)	1.74	(f)	138
2003(j)	9.70	(0.06)	1.56	1.50	—	(0.15)	(0.15)	—		11.05	15.45	67,912	(0.57)		1.76		1.76		233
Class B
2009(d)	$8.35	$0.03	$(0.17)	$(0.14)	—	$(0.74)	$(0.74)	$0.00	(e)	$7.47	(1.12)%	$17,982	0.95	%(f)	2.45	%(f)(g)(h)	2.67	%(f)	34%
2008	12.79	(0.04)	(3.51)	(3.55)	—	(0.89)	(0.89)	0.00	(e)	8.35	(29.53)	22,641	(0.37)		2.41	(g)(h)	2.41		130
2007	12.39	0.04	1.14	1.18	$(0.19)	(0.59)	(0.78)	—		12.79	9.96	48,688	0.25		2.25		2.25		216
2006	11.31	0.15	1.39	1.54	(0.04)	(0.42)	(0.46)	0.00	(e)	12.39	14.02	53,665	1.27		2.21		2.21		227
2005	11.03	(0.01)	0.68	0.67	—	(0.39)	(0.39)	0.00	(e)	11.31	6.17	49,896	(0.13)		2.26		2.26		183
2004(i)	10.87	(0.08)	0.24	0.16	—	—	—	0.00	(e)	11.03	1.47	45,335	(0.88	)(f)	2.29	(f)	2.29	(f)	138
2003(j)	9.59	(0.11)	1.54	1.43	—	(0.15)	(0.15)	—		10.87	14.90	35,564	(1.12)		2.31		2.31		233
Class C
2009(d)	$8.35	$0.03	$(0.17)	$(0.14)	—	$(0.74)	$(0.74)	$0.00	(e)	$7.47	(1.12)%	$46,686	0.91	%(f)	2.45	%(f)(g)(h)	2.67	%(f)	34%
2008	12.80	(0.04)	(3.52)	(3.56)	—	(0.89)	(0.89)	0.00	(e)	8.35	(29.55)	62,243	(0.37)		2.41	(g)(h)	2.41		130
2007	12.40	0.03	1.15	1.18	$(0.19)	(0.59)	(0.78)	0.00	(e)	12.80	9.96	176,766	0.16		2.25		2.25		216
2006	11.31	0.15	1.40	1.55	(0.04)	(0.42)	(0.46)	0.00	(e)	12.40	14.11	143,711	1.28		2.21		2.21		227
2005	11.03	(0.01)	0.68	0.67	—	(0.39)	(0.39)	0.00	(e)	11.31	6.17	100,671	(0.13)		2.26		2.26		183
2004(i)	10.87	(0.08)	0.24	0.16	—	—	—	0.00	(e)	11.03	1.47	71,454	(0.88	)(f)	2.29	(f)	2.29	(f)	138
2003(j)	9.60	(0.11)	1.53	1.42	—	(0.15)	(0.15)	—		10.87	14.78	42,882	(1.12)		2.31		2.31		233
Class Y
2009(d)	$8.87	$0.07	$(0.17)	$(0.10)	—	$(0.74)	$(0.74)	$0.00	(e)	$8.03	(0.57)%	$21,542	1.92	%(f)	1.45	%(f)(g)(h)	1.67	%(f)	34%
2008	13.48	0.07	(3.73)	(3.66)	—	(0.95)	(0.95)	0.00	(e)	8.87	(28.88)	28,768	0.63		1.41	(g)(h)	1.41		130
2007	13.04	0.16	1.20	1.36	$(0.33)	(0.59)	(0.92)	0.00	(e)	13.48	11.01	106,487	1.15		1.25		1.25		216
2006	11.88	0.29	1.45	1.74	(0.16)	(0.42)	(0.58)	0.00	(e)	13.04	15.23	81,816	2.34		1.21		1.21		227
2005	11.45	0.11	0.71	0.82	—	(0.39)	(0.39)	—		11.88	7.28	37,489	0.87		1.26		1.26		183
2004(i)	11.19	0.01	0.25	0.26	—	—	—	0.00	(e)	11.45	2.32	12,001	0.12	(f)	1.29	(f)	1.29	(f)	138
2003(j)	9.77	(0.01)	1.58	1.57	—	(0.15)	(0.15)	—		11.19	16.06	4,885	(0.11)		1.31		1.31		233

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Net investment income (loss) ratios do not include a reduction for fees paid indirectly. Including such reduction for fees paid indirectly, the net investment income (loss) ratios for the years ended October 31, 2007, 2006, and 2005 would have been 0.72%, 1.87%, and 0.47% (Class A), 0.29%, 1.30%, and (0.08)% (Class B), 0.20%, 1.31%, and (0.08)% (Class C), and 1.19%, 2.38%, and 0.92% (Class Y), respectively. For the year ended October 31, 2008, the effect of the fees paid indirectly was minimal. For the six months ended April 30, 2009, the ten months ended October 31, 2004, and the year ended December 31, 2003 there were no fees paid indirectly.

(c)	The operating expense ratios do not include a reduction of expense for fees paid indirectly. Including such reduction for fees paid indirectly, the expense ratios for the years ended October 2007, 2006, and 2005 would have been 1.66%, 1.63%, and 1.66% (Class A), 2.21%, 2.18%, and 2.21% (Class B and Class C), and 1.21%, 1.18%, and 1.21% (Class Y), respectively. For the year ended October 31, 2008, the effect of the fees paid indirectly was minimal. For the six months ended April 30, 2009, the ten months ended October 31, 2004, and the year ended December 31, 2003 there were no fees paid indirectly.

(d)	For the six months ended April 30, 2009, unaudited.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.

(g)	The Fund incurred interest expense during the year ended October 31, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.79% (Class A), 2.34% (Class B and Class C), and 1.34% (Class Y), respectively. For the six months ended April 30, 2009, the effect of interest expense was minimal.

(h)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended April 30, 2009 and the year ended October 31, 2008, the effect of the custodian fee credits was minimal.

(i)	For the ten months ended October 31, 2004. The Fund’s year end changed from December 31 to October 31, effective October 31, 2004.

(j)	For the year ended December 31, 2003.
See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund, formerly the AXA Enterprise Mergers and Acquisitions Fund, is a series of The 787 Fund, Inc. (the “Corporation”), which was organized in Maryland on February 28, 2001. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its primary objective is capital appreciation.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of April 30, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices	$135,021,203
Level 2 — Other Significant Observable Inputs	14,854,731
Level 3 — Significant Unobservable Inputs	44,000

Total	$149,919,934

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 10/31/08	$0
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/depreciation†	44,000
Net purchase/(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 04/30/09	$44,000

†	Net change in unrealized appreciation/depreciation is included in the related amounts on investments in the Statement of Operations.
In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund’s financial statement disclosures.
In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Fund’s financial statement disclosures.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)
Swap Agreements. The Fund may enter into swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized in the financial statements. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. At April 30, 2009, there were no open swap agreements.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At April 30, 2009, there were no open forward foreign exchange contracts.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest not more than 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends that are recorded as soon as the Fund is informed of the dividend.
Securities Lending. Through March 10, 2008, the Board approved the lending of portfolio securities through its previous custodian bank. During the six months ended April 30, 2009, the Fund did not engage in securities lending.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (the “NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits that are used to offset custodian fees. When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as “interest expense” in the Statement of Operations. The gross expenses paid under

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)
the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, for custodian balance credits on uninvested cash or for credits earned by the Fund under certain directed brokerage arrangements shown as “fees paid indirectly.” The Fund may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Fund. After March 10, 2008, there were no expenses paid indirectly through these arrangements.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value of the Fund including the Fund’s use of the tax accounting practice known as equalization.
The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$27,047,196
Net long-term capital gains	18,455,286

Total distributions paid	$45,502,482

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at April 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$238,056,560	$5,392,290	$(93,528,916)	$(88,136,626)
The Fund has adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) that provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund’s tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	.0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%
Prior to March 11, 2008, the Fund paid advisory fees to Enterprise Capital Management (“ECM”), the former investment adviser of the Fund, at annual rates as follows:

First $1 Billion	0.880%
Next $1 Billion	0.855%
Next $3 Billion	0.830%
Next $5 Billion	0.805%
Thereafter	0.780%
Also prior to March 11, 2008, the Fund paid a separate fee for certain administrative services to an affiliate of ECM at an annual rate of 0.055% of average daily net assets.
Pursuant to a sub-administration arrangement with the Adviser, PNC Global Investment Servicing (U.S.) Inc. provides the Fund with certain administrative services, including monitoring of fund compliance and fund accounting services. Prior to August 2, 2008, J.P. Morgan Investors Services Co. was the subadministrator.
In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to make payments or waive its fees to limit the expenses of the Fund until at least March 10, 2010 (“Expense Limitation Agreement”). The Adviser may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements does not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The annualized total operating expenses (exclusive of brokerage commissions, interest, taxes, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) for the Fund are currently limited to the following based on annual average daily net assets: Class A Shares 1.90%, Class B Shares 2.45%, Class C Shares 2.45%, and Class Y Shares 1.45%. During the six months ended April 30, 2009, the Adviser reimbursed the Fund in the amount of $176,822. The Fund is obliged to repay the Adviser within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. At April 30, 2009, the cumulative amount which the Fund may repay the Adviser is $176,822.
The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee, as well as the Lead Director receives $1,000 per year. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)
4. Distribution Plan. The Fund’s Board has adopted a distribution agreement and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Gabelli and Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.45%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.
5. Portfolio Securities. Purchases and proceeds from the sales of securities for the six months ended April 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $54,452,468 and $113,801,114, respectively.
6. Transactions with Affiliates. During the six months ended April 30, 2009, the Fund paid brokerage commissions on security trades of $96,725 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $42,488 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At April 30, 2009, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended April 30, 2009, was $495,309 with a weighted average interest rate of 0.96%. The maximum amount borrowed at any time during the six months ended April 30, 2009 was $5,788,000.
8. Capital Stock. The Fund offers four classes of shares — Class A Shares, Class B Shares, Class C Shares, and Class Y Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co. Class Y Shares are offered to qualified investors without a sales charge.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged within seven days or less after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended April 30, 2009 and year ended October 31, 2008 amounted to $4,412 and $11,432, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Amount	Shares	Amount
	Class A		Class A
Shares sold	910,033	$6,762,089	3,698,087	$42,195,167
Shares issued upon reinvestment of distributions	880,805	6,403,451	1,673,764	19,265,019
Shares redeemed	(6,242,268)	(46,396,532)	(23,025,670)	(259,870,487)

Net decrease	(4,451,430)	$(33,230,992)	(17,653,819)	$(198,410,301)

	Class B		Class B
Shares sold	35,630	$263,437	102,067	$1,212,866
Shares issued upon reinvestment of distributions	210,988	1,472,694	227,250	2,533,839
Shares redeemed	(551,251)	(3,881,375)	(1,423,417)	(15,467,297)

Net decrease	(304,633)	$(2,145,244)	(1,094,100)	$(11,720,592)

	Class C		Class C
Shares sold	315,604	$2,243,168	849,533	$9,484,794
Shares issued upon reinvestment of distributions	480,689	3,355,209	612,081	6,824,705
Shares redeemed	(2,001,804)	(14,182,091)	(7,821,074)	(84,461,669)

Net decrease	(1,205,511)	$(8,583,714)	(6,359,460)	$(68,152,170)

	Class Y		Class Y
Shares sold	524,116	$3,972,562	904,756	$10,575,843
Shares issued upon reinvestment of distributions	—	—	322,365	3,787,784
Shares redeemed	(1,083,890)	(8,384,534)	(5,884,137)	(67,454,987)

Net decrease	(559,774)	$(4,411,972)	(4,657,016)	$(53,091,360)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli Enterprise Mergers
and Acquisitions Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Anthony J. Colavita	Kuni Nakamura
President	President of
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

James P. Conn	Regina Pitaro
Former Managing Director	Managing Director and
and Chief Investment Officer	Director of GAMCO Asset
Financial Security Assurance	Management Inc.
Holdings Ltd.

Vincent D. Enright	Salvatore J. Zizza
Former Senior Vice President	Chairman
and Chief Financial Officer	Zizza & Co., Ltd.
KeySpan Corp.

Arthur V. Ferrara
Former Chairman and
Chief Executive Officer
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli and Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q209AR
Gabelli Enterprise Mergers and Acquisitions Fund
SEMI ANNUAL REPORT
APRIL 30, 2009

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	6/30/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	6/30/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date	6/30/09

*	Print the name and title of each signing officer under his or her signature.